Payden Equity Income Fund
1
Schedule of Investments
- July 31 , 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Corporate Bond (2%)
10,300,000 Citigroup Inc. FF, (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.726%),
6.95% (a)(b) $ 10,398
5,700,000 Corebridge Financial Inc. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity + 3.181%),
6.88% (a)(b)(c) 5,851
5,700,000 Huntington Bancshares Inc. K, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.653%), 6.25% (a)(b)(c) 5,684
2,800,000 Land O' Lakes Inc. 144A, 7.00% (b)(d) 2,492
Total Corporate Bond (Cost - $24,750)
24,425
Common Stock (89%)
Communication (6%
)
86,800 Alphabet Inc., Class A  30,912
93,900 Corning Inc.  12,982
16,900 Meta Platforms Inc., Class A  9,408
56,900 T-Mobile U.S. Inc.  9,827
63,129
Consumer Discretionary (7%
)
172,700 Amazon.com Inc. (e) 46,902
32,700 Hilton Worldwide Holdings Inc.  10,480
122,000 TJX Cos. Inc.  19,195
76,577
Consumer Staple (5%
)
65,600 Coca-Cola Co.  5,746
8,300 Costco Wholesale Corp.  7,901
49,400 Procter & Gamble Co.  7,138
63,700 Target Corp.  9,204
126,400 Walmart Inc.  14,056
44,045
Energy (4%
)
98,200 Chevron Corp.  19,329
62,500 Valero Energy Corp.  19,556
38,885
Financial (17%
)
31,900 American Express Co.  10,726
274,500 Ares Capital Corp. (c) 5,150
48,800 Arthur J Gallagher & Co.  12,172
1,434,000 Aviva PLC (f) 13,421
286,000 Bank of America Corp.  17,718
10,000 Blackrock Inc.  10,904
209,800 Fifth Third Bancorp  11,854
104,100 JPMorgan Chase & Co.  36,621
95,700 MetLife Inc.  9,200
143,500 Morgan Stanley  30,195
1,288,100 NatWest Group PLC (f) 12,150
47,000 PNC Financial Services Group Inc.  11,744
31,500 Visa Inc., Class A  11,533
193,388
Healthcare (11%
)
68,600 AbbVie Inc.  17,214
195,000 CVS Health Corp.  20,364
10,900 Eli Lilly & Co.  12,522
120,600 Gilead Sciences Inc.  15,703
61,400 Johnson & Johnson  15,740
17,000 McKesson Corp.  14,555
188,500 Merck & Co. Inc.  24,543
54,200 Quest Diagnostics Inc.  12,629
133,270
Principal
or Shares Security Description
Value
(000)
Industrial (13%
)
61,200 AMETEK Inc.  $ 14,793
53,500 Automatic Data Processing Inc.  14,256
22,000 Cummins Inc.  13,952
30,200 Eaton Corp. PLC  12,539
53,700 General Electric Co.  19,336
71,700 ITT Inc.  14,052
89,400 Johnson Controls International PLC  13,111
6,200 Parker-Hannifin Corp.  6,055
111,300 RTX Corp.  23,954
56,600 Waste Management Inc.  12,823
22,100 Westinghouse Air Brake Technologies Corp.  6,428
151,299
Material (2%
)
136,200 CRH PLC  12,940
45,600 Nucor Corp.  11,732
24,672
Technology (18%
)
50,700 Analog Devices Inc.  18,628
108,600 Apple Inc.  33,548
3,300 ASML Holding NV (f) 5,458
25,300 Broadcom Inc.  9,849
200,000 Cisco Systems Inc.  23,198
223,600 Hewlett Packard Enterprise Co.  10,710
112,600 Microsoft Corp.  52,327
78,900 NVIDIA Corp.  15,839
31,900 Salesforce Inc.  5,870
1,300 Samsung Electronics Co. Ltd.  5,444
43,500 Texas Instruments Inc.  11,995
192,866
Utility (6%
)
299,800 Dominion Energy Inc.  20,737
171,500 Duke Energy Corp.  21,511
231,700 Exelon Corp.  10,617
470,900 SSE PLC (f) 14,877
67,742
Total Common Stock
985,873
Master Limited Partnership (3%)
991,500 Energy Transfer LP 20,187
408,900 Enterprise Products Partners LP 15,559
Total Master Limited Partnership
35,746
Others (1%)
15,690,155 Payden Cash Reserves Money Market Fund*
(Cost - $15,690)  15,690
Total Others
15,690
Real Estate Investment Trust (5%)
344,500 Annaly Capital Management Inc. 7,827
93,500 Prologis Inc. 13,521
71,400 Simon Property Group Inc. 16,377
128,000 Ventas Inc. 11,969
Total Real Estate Investment Trust
49,694
Total Stock (Cost - $794,736)
1,087,003
Total Investments (Cost - $819,486) (100%)
1,111,428
Liabilities, in excess of Other Assets ((0.0)%)
(4,770)
Net Assets (100%)
$ 1,106,658

Payden Mutual Funds
Payden Equity Income Fund
continued
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(b) Perpetual security with no stated maturity date.
(c) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $5,124 and the total market value of the collateral held by the Fund is $5,258. Amounts in 000s.
(d) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(e) Non-income producing
(f) Principal in foreign currency.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 6,352 EUR  5,497 HSBC Bank USA, N.A. 09/16/2026 $ 2
Liabilities:
USD 41,547 GBP  31,165 BNP PARIBAS 09/16/2026 (455)
USD 177 JPY  28,200 Morgan Stanley 09/16/2026 (1)
(456)
Net Unrealized Appreciation (Depreciation)
$(454)